Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Shareholder Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 173	$ 24,827	$ (25,000)	$ (10,113)	$ (10,113)
Balance, shares at Dec. 31, 2021		1,725,000
Remeasurement of ordinary shares subject to redemption						(7,624,825)
Net income					380,811	380,811
Remeasurement of ordinary shares subject to redemption			(7,599,393)		(25,432)	(7,624,825)
Payment for founder shares				25,000		25,000
Private placement rights proceeds		$ 39	3,939,961			3,940,000
Private placement rights proceeds, shares		394,000
Fair value of public rights			1,056,000			1,056,000
Fair value of public rights, shares
Fair value of underwriter shares		$ 30	2,922,450			2,922,480
Fair value of underwriter shares, shares		297,000
Issuance costs			(343,845)			(343,845)
Balance at Dec. 31, 2022		$ 242			345,266	345,508
Balance, shares at Dec. 31, 2022		2,416,000
Remeasurement of ordinary shares subject to redemption					(759,647)	(759,647)
Net income					611,725	611,725
Balance at Mar. 31, 2023		$ 242			197,344	197,586
Balance, shares at Mar. 31, 2023		2,416,000
Balance at Dec. 31, 2022		$ 242			345,266	345,508
Balance, shares at Dec. 31, 2022		2,416,000
Remeasurement of ordinary shares subject to redemption						(4,752,374)
Net income					2,419,304	2,419,304
Shares forfeited due to partial exercise of underwriters overallotment	[1]	$ (75)			75
Shares forfeited due to partial exercise of underwriters overallotment, shares	[1]	(75,000)
Remeasurement of ordinary shares subject to redemption					(4,752,374)	(4,752,374)
Balance at Dec. 31, 2023		$ 167			(1,987,729)	(1,987,562)
Balance, shares at Dec. 31, 2023		2,341,000
Remeasurement of ordinary shares subject to redemption					(958,258)	(958,258)
Net income					489,829	489,829
Balance at Mar. 31, 2024		$ 167			$ (2,456,158)	$ (2,455,991)
Balance, shares at Mar. 31, 2024		2,341,000

[1]	Relates to shares forfeited during the year ended December 31, 2022.